Deposits - Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Deposits [Line Items]
Interest Expense on Deposits	$ 3,972	$ 3,594	$ 7,818	$ 7,226	$ 14,538	$ 14,711	$ 20,272
Demand [Member]
Deposits [Line Items]
Interest Expense on Deposits					3,790	1,847	2,690
Savings and club [Member]
Deposits [Line Items]
Interest Expense on Deposits					739	878	1,376
Certificates of deposit [Member]
Deposits [Line Items]
Interest Expense on Deposits					$ 10,009	$ 11,986	$ 16,206